Provisions - Movements in the Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	€ (357)
Net defined benefit asset (liability) at end of period	(519)	€ (357)
Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	2,520	2,579
Translation differences	64	(105)
Interest income	124	115
Actuarial losses and gains	340	14
Company contributions	27	(1)
Participants contributions	3	3
Benefits paid	(92)	(89)
Other movements	(4)	4
Net defined benefit asset (liability) at end of period	2,982	2,520
Others
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(6)
Net defined benefit asset (liability) at end of period	(5)	(6)
Others | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	12	9
Translation differences	0	0
Interest income	0	0
Actuarial losses and gains	0	1
Company contributions	0	1
Participants contributions	0	0
Benefits paid	0	0
Other movements	0	1
Net defined benefit asset (liability) at end of period	12	12
United Kingdom | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	22
Net defined benefit asset (liability) at end of period	(19)	22
United Kingdom | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	1,570	1,651
Translation differences	86	(13)
Interest income	46	40
Actuarial losses and gains	157	(57)
Company contributions	27	(2)
Participants contributions	0	0
Benefits paid	(46)	(49)
Other movements	(1)	0
Net defined benefit asset (liability) at end of period	1,839	1,570
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(149)
Net defined benefit asset (liability) at end of period	(211)	(149)
Germany | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	90	84
Translation differences	0	0
Interest income	2	1
Actuarial losses and gains	2	1
Company contributions	0	0
Participants contributions	3	3
Benefits paid	(2)	(2)
Other movements	(2)	3
Net defined benefit asset (liability) at end of period	93	90
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(150)
Net defined benefit asset (liability) at end of period	(206)	(150)
Brazil | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	848	835
Translation differences	(22)	(92)
Interest income	76	74
Actuarial losses and gains	181	69
Company contributions	0	0
Participants contributions	0	0
Benefits paid	(44)	(38)
Other movements	(1)	0
Net defined benefit asset (liability) at end of period	€ 1,038	€ 848